Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Major Balances of Receivables and Payables to Related Parties

Details of receivables from and payables to related parties as of December 31, 2017, 2016 and January 1, 2016 are as follows:

		December 31, 2017				December 31, 2016				January 1, 2016
		(In millions of Korean won)
Related parties classification	Entity	Receivable		Payables		Receivable		Payables		Receivable		Payables
Parent company	Gung-Ho Online Entertainment, Inc. (*1)	~~W~~	775	~~W~~	3	~~W~~	1,116	~~W~~	3,025	~~W~~	1,261	~~W~~	4,702
Other related company	ACQUIRE Corp (*2)		—		—		—		—		—		10
Total		~~W~~	775	~~W~~	3	~~W~~	1,116	~~W~~	3,025	~~W~~	1,261	~~W~~	4,712

(*1)

In February 2016, the license and distribution agreement for Ragnarok Online II with GungHo Online Entertainment Inc. was terminated and as part of the termination, $5 million in initial payments received from GungHo Online Entertainment Inc., which were recorded as long-term deferred revenue as of December 31, 2015, was refunded in four equal payments by the end of the December 2017.

(*2) ACQUIRE Corp. is a subsidiary of GungHo Online Entertainment, Inc.

The details of sales and purchases with related parties for the years ended December 31, 2017 and 2016 are as follows

		2017				2016
Related parties classification	Entity	Sales		Purchase		Sales		Purchase
Parent company	Gung-Ho Online Entertainment, Inc.	~~W~~	10,529	~~W~~	36	~~W~~	10,667	~~W~~	36
Other related company	ACQUIRE Corp		—		—		—		3
Total		~~W~~	10,529	~~W~~	36	~~W~~	10,667	~~W~~	39

Summary of Compensation For Key Management Personnel	The compensation for the key management personnel (registered directors), for the years ended December 31, 2017 and 2016 are as follows.
	2017		2016
		(In millions of Korean won)
Salary	~~W~~	629	~~W~~	428